Risk Management - Schedule of Trading Book (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Regulatory risk [member] | Trading book [member]
Estimated limit for market risk [line items]
Market risk exposure (MRE)	65.63%	83.34%	80.10%